Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

On April 1, 2024, the Company entered into a two-year lease agreement for a total area of approximately 240 square meters, whereby the Company occupies approximately 120 square meters for the Company’s offices, in the district of Tel Aviv, Israel. The Company has an option to extend for an additional three-year term. The monthly lease fee was set at approximately $3, linked to the NIS. On January 1, 2026, the Company exercised the option to extend the lease agreement until March 31, 2028.